Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information
Document Type	F-1/A
Entity Registrant Name	Lilium N.V.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001855756
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1